Summary of Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Cash and Cash Equivalents Policy

Cash and cash equivalents

Cash and cash equivalents include cash in banks, money market funds and certificates of term deposits with original maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.